Segment Information - Summary of Segment Information (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Segment assets	¥ 29,774,150		¥ 24,670,067	¥ 23,973,153
Provisions for product warranties	593,180
Write-down of inventories recognized as an expense	12,220		8,400	11,295
Unallocated corporate assets [member]
Disclosure of operating segments [line items]
Segment assets	1,573,834		1,462,656	1,319,995
Product warranties [member]
Disclosure of operating segments [line items]
Provisions for product warranties	¥ 536,590	[1]	¥ 289,850	¥ 118,378

[1]	Honda recognizes provisions for product warranties to cover future product warranty expenses. Honda recognizes costs for general warranties on products Honda sells and for specific warranty programs, including product recalls. Honda recognizes general estimated warranty costs at the time products are sold to customers. Honda also recognizes specific estimated warranty program costs when it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. These provisions are estimated based on historical warranty claim experience with consideration given to the expected level of future warranty costs, including current sales trends, the expected number of units to be affected and the estimated average repair cost per unit for warranty claims. Provisions for product warranties are utilized for expenditures based on the demand from customers and dealers. A portion of the product warranties is expected to be reimbursed by agreement with suppliers. The amount of expected reimbursement is ¥167,920 million as of March 31, 2024.